Dividends - Summary of Dividends on Ordinary Capital (Details) - 3 months ended Jun. 30, 2026 - Unilever PLC	€ / shares	£ / shares	$ / shares
Disclosure Of Dividends [Line Items]
Dividend per share (in pound, euro and dollar per share)	€ 0.4664
Per Unilever PLC ordinary share | Traded on the London Stock Exchange
Disclosure Of Dividends [Line Items]
Dividend per share (in pound, euro and dollar per share) | £ / shares		£ 0.3982
Per Unilever PLC ordinary share | Traded on Euronext in Amsterdam
Disclosure Of Dividends [Line Items]
Dividend per share (in pound, euro and dollar per share)	€ 0.4664
Per Unilever PLC American Depositary Receipt
Disclosure Of Dividends [Line Items]
Dividend per share (in pound, euro and dollar per share) | $ / shares			$ 0.5305